Deposits and Other Current Assets	6 Months Ended
Jun. 30, 2024
Deposits And Other Current Assets
Deposits and Other Current Assets

6. Deposits and Other Current Assets

Deposits and other current assets were comprised of:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Utility deposits	-	13,250	1,697
Other receivables	-	390,000	49,947
Deposits and other current assets	-	403,250	51,644

Other receivables represented an amount the Company initially transferred to a payment platform for paying its service providers in the U.S. This fund transfer was returned by its banking institution on July 11, 2024.